Financial instruments - fair values and risk management - Summary of Undiscounted Contractual Cash Flows for Financial Liabilities (Details) - Liquidity risk - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Undiscounted contractual cash flows
Trade payables	€ 1,902,039	€ 1,351,557
Deferred & contingent consideration cash flows	2,137	9,356
Bank debt - contractual cash flows	2,607	4,447
Lease liabilities cash flows	81,190	61,941
Other financial liabilities	6,102	5,382
Total	1,994,075	1,432,683
Due within one year
Undiscounted contractual cash flows
Trade payables	437,203	210,307
Deferred & contingent consideration cash flows	2,137	9,356
Bank debt - contractual cash flows	1,840	1,840
Lease liabilities cash flows	11,422	10,190
Other financial liabilities	6,102	5,382
Total	458,704	237,075
Due within two to five years
Undiscounted contractual cash flows
Trade payables	1,264,305	817,334
Bank debt - contractual cash flows	767	2,607
Lease liabilities cash flows	39,331	26,127
Total	1,304,403	846,068
Due after five years
Undiscounted contractual cash flows
Trade payables	200,531	323,916
Lease liabilities cash flows	30,437	25,624
Total	€ 230,968	€ 349,540